Lease (Details) - Schedule of Maturities Lease Liabilities ¥ in Thousands, $ in Thousands	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Schedule of Maturities Lease Liabilities [Abstract]
2025	¥ 6,327	$ 871
2026	2,811	387
Total future minimum lease payments	9,138	1,258
Less: imputed interest	(264)	(36)
Present value of lease liabilities	¥ 8,874	$ 1,222	¥ 12,772